Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: September 12, 2022

Payment Date	9/15/2022
Collection Period Start	8/1/2022
Collection Period End	8/31/2022
Interest Period Start	8/15/2022
Interest Period End	9/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$87,502,677.97	$17,391,346.33	$70,111,331.64	0.152748	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$254,248,677.97	$17,391,346.33	$236,857,331.64

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$257,775,544.05	$240,384,197.72	0.170395
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$257,775,544.05	$240,384,197.72
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$87,502,677.97	1.92000%	30/360	$140,004.28
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$254,248,677.97			$427,992.44

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$257,775,544.05	$240,384,197.72
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$257,775,544.05	$240,384,197.72
Number of Receivable Outstanding	31,587	30,608
Weight Average Contract Rate	4.73%	4.73%
Weighted Average Remaining Term (months)	26	25

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,038,909.23
Principal Collections	$17,301,588.80
Liquidation Proceeds	$79,419.45
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,419,917.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,419,917.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$214,812.95	$214,812.95	$—	$—	$18,205,104.53
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,205,104.53
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,205,104.53
Interest - Class A-3 Notes	$140,004.28	$140,004.28	$—	$—	$18,065,100.25
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$17,861,877.65
First Allocation of Principal	$—	$—	$—	$—	$17,861,877.65
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$17,836,483.25
Second Allocation of Principal	$—	$—	$—	$—	$17,836,483.25
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$17,808,737.52
Third Allocation of Principal	$—	$—	$—	$—	$17,808,737.52
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$17,777,112.09
Fourth Allocation of Principal	$13,864,480.25	$13,864,480.25	$—	$—	$3,912,631.84
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,912,631.84
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$385,765.76
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$385,765.76
Remaining Funds to Certificates	$385,765.76	$385,765.76	$—	$—	$—
Total	$18,419,917.48	$18,419,917.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$257,775,544.05	$240,384,197.72
Note Balance	$254,248,677.97	$236,857,331.64
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	8	$89,757.53
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	96	$79,419.45
Monthly Net Losses (Liquidation Proceeds)			$10,338.08
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.28)%
Second Preceding Collection Period			(0.12)%
Preceding Collection Period			(0.32)%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			(0.17)%
Cumulative Net Losses for All Periods			$2,018,239.58
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.37%	77	$879,224.87
60-89 Days Delinquent	0.12%	26	$281,870.30
90-119 Days Delinquent	0.04%	7	$104,830.57
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.53%	110	$1,265,925.74

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$22,701.25
Total Repossessed Inventory		6	$53,232.69

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		33	$386,700.87
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.18%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.17	0.07%	17	0.06%